UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311
Schwab Strategic Trust — Fixed Income ETFs
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Strategic Trust
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: December 31
Date of reporting period: June 30, 2011

Item 1: Report(s) to Shareholders.

Semiannual report dated June 30, 2011 enclosed.

Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETFtm

Schwab Short-Term
U.S. Treasury ETFtm

Schwab Intermediate-Term
U.S. Treasury ETFtm

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This wrapper is not part of the shareholder report.

Schwab Fixed-Income ETFs

Semiannual Report
June 30, 2011

Schwab U.S. TIPS ETFtm

Schwab Short-Term
U.S. Treasury ETFtm

Schwab Intermediate-Term
U.S. Treasury ETFtm

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor: SEI Investments Distribution Co. (SIDCO).

Performance at a Glance

The performance quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

Total Return for the Report Period

Schwab U.S. TIPS ETFtm (Ticker Symbol: SCHP)

NAV Return[1]	5.69%
Market Price Return[1]	5.48%
Barclays Capital U.S. TIPS Index (Series-L)SM	5.81%
ETF Category: Morningstar Inflation-Protected Bond[2]	5.26%

Performance Details	page 5

Schwab Short-Term U.S. Treasury ETFtm (Ticker Symbol: SCHO)

NAV Return[1]	0.79%
Market Price Return[1]	0.77%
Barclays Capital U.S. 1-3 Year Treasury Bond IndexSM	0.85%
ETF Category: Morningstar Short Government[2]	1.87%

Performance Details	page 6

Schwab Intermediate-Term U.S. Treasury ETFtm (Ticker Symbol: SCHR)

NAV Return[1]	3.08%
Market Price Return[1]	3.12%
Barclays Capital U.S. 3-10 Year Treasury Bond IndexSM	3.13%
ETF Category: Morningstar Intermediate Government[2]	2.59%

Performance Details	page 7

All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF. Shares are bought and sold at market price (not NAV) and are not individually redeemed by the fund. Brokerage commissions will reduce returns.

Fixed income securities are subject to increased loss of principal during periods of rising interest rates. An investment in the fund(s) is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Government backing applies only to the government issued bonds that make up the fund, not the fund itself.

TIPS generally have lower yields than conventional fixed rate bonds and will likely decline in price during periods of deflation, which could result in losses.

Barclays Capital and the names identifying the Barclays’ indices are trade marks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

[1]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.

[2]	The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab Fixed-Income ETFs 1

From the President

Marie Chandoha is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report.

Dear Shareholder,

During the six-month period that ended June 30, 2011, fixed income markets saw accommodative Federal Reserve policies, rising commodity prices, sluggish economic growth, natural disasters, and political turmoil.

The Federal Reserve (the Fed) maintained its accommodative monetary policy to ease money supply, maintain low short-term lending rates, and spur economic and job growth. Dubbed “Quantitative Easing 2 (QE2),” the Fed’s program planned to purchase up to $600 billion in Treasury securities between late 2010 and June 30, 2011. The Fed’s policies helped keep short-term rates near 0% during the first half of the year, but prompted concerns that the policies also created inflationary pressure on prices of commodities and other assets. Rising food prices helped fan political upheaval in Northern Africa and the Middle East, which caused concerns about oil supplies and pushed prices over $100 a barrel.

Despite the actions of the Fed and QE2, economic growth in the United States disappointed investors in the first quarter of 2011. Growth of gross domestic product dipped to an annual rate of 0.4% for the quarter after a 2.3% growth rate during the last quarter of 2010. Unemployment continued to hover near 9% even as many corporations reported better than expected earnings in the first quarter of 2011. Languishing job and housing markets, rising gas prices, and Japan’s disastrous earthquake and tsunami in March all dampened economic activity.

In addition to disappointing economic growth, high levels of debt and spending became subjects of debate in the United States as new data highlighted the economy’s continuing softness in the face of burgeoning federal and state deficits. In April, Standard & Poor’s weighed in on the debt debate when it lowered its outlook on U.S. government debt to “negative” from “stable.”

Government debt also continued to raise concerns in Europe. Political demonstrations erupted in Greece in reaction to austerity programs the government is undertaking to rein in its budget, reduce its heavy load of sovereign debt, and avoid default. Greek financial woes weighed heavily on stock, bond, and money markets. Investors worried that major European banks with exposure to Greek debt might experience losses under certain outcomes in the Greek crisis and trigger financial instability across the globe.

 Yields of U.S. Treasury Securities: Effective Yields of Three-Month, Two-Year and 10-Year Treasuries

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth, waning investor interest in bonds, an increase in the issuance of bonds, or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

2 Schwab Fixed-Income ETFs

From the President continued

The Federal Reserve maintained its accommodative monetary policy to ease money supply, maintain low short-term lending rates, and spur economic and job growth.

In spite of these events, bond and stock markets delivered positive investment returns for the six-month period. U.S. bond markets rallied in response to weak economic data and the flight to safety from global political turmoil. U.S. equity markets were surprisingly resilient despite the sluggish economy and political turmoil abroad. Money market rates remained close to zero. A discussion of some of the market sectors follows in the sections below:

Bonds:  Falling nominal and real yields during the first half of 2011 contributed to the performance of U.S. Treasury securities across all maturity segments. The top-performing sector was Treasury Inflation-Protected Securities (TIPS) up 5.81% for the six-month period, as measured by the Barclays Capital U.S. TIPS Index. In addition to benefiting from falling yields, TIPS appreciated as inflation rose to 3.6% by the end of May. Returns of other benchmarks were: the Barclays Capital U.S. Treasury 1-3 Year Index returned 0.85%; the Barclays Capital U.S. Treasury 7-10 Year Index returned 3.58%; the Barclays Capital U.S. Treasury Long Index returned 2.32%; and the Barclays Capital U.S. Aggregate Bond Index, which includes other bond sectors in addition to Treasuries, returned 2.72% for the period.

Money Markets:  Yields on taxable money market funds hovered near 0% in reaction to the Fed’s quantitative easing. Strong demand and a thin supply of short-term securities also pressured yields lower. Changes to money fund regulations adopted by the Securities and Exchange Commission in 2010 require taxable money funds to maintain 10% of their portfolios in daily liquid assets and all money funds to maintain 30% of their portfolios in weekly liquid assets. The new rules drove up demand for short-term instruments among money managers and kept rates low.

Equities:  Stock markets sagged early in the period but finished positively. The S&P 500 Index returned 6.02% for the six-month period and international equities in developed markets posted investment returns of 5.35%, as measured by the MSCI EAFE Index.

Thank you for investing with the Schwab Fixed Income ETFs. Please review the following pages for details about each fund’s characteristics, investment performance, and objectives.

As part of Schwab’s ongoing commitment to offering broad exposure to core market segments at a compelling value, we are pleased to announce the launch of the Schwab U.S. Aggregate Bond ETFtm (Ticker SCHZ), expanding our suite of fixed income offerings. This ETF provides an investment vehicle with a low expense ratio for investors making allocations to bonds with intermediate maturities.

We encourage you to review your investment portfolio regularly to make sure it meets your current financial plan. For answers to questions you may have or to consult our website for more information, please visit www.schwabetfs.com. We are also happy to hear from you at 1-800-435-4000.

Sincerely,

Schwab Fixed-Income ETFs 3

Fund Management

Matthew Hastings, CFA, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the funds. He joined the firm in 1999 and has worked in fixed-income asset management since 1996.

Steven Chan, CFA, a portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the funds. He joined the firm in 1996 and has been performing portfolio analytic and operational support since 2004 prior to moving to his current role in 2007.

Brandon Matsui, CFA, a portfolio manager of the investment adviser, has day-to-day responsibility for the co-management of the funds. He joined the firm in June 2010. Prior to joining the firm, he was an associate portfolio manager at a large financial services firm for one year. Prior to that, he was a risk analytics manager of institutional investor accounts at a large investment management firm for four years.

4 Schwab Fixed-Income ETFs

Schwab U.S. TIPS ETF™

Performance Summary as of 6/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Total Returns1,2

Fund and Inception Date	6 Months	Since Inception*

Fund: Schwab U.S. TIPS ETFtm (8/5/10)
NAV Return[3]	5.69%	7.22%
Market Price Return[3]	5.48%	7.28%
Barclays Capital U.S. TIPS Index (Series-L)sm	5.81%	7.41%
ETF Category: Morningstar Inflation-Protected Bond	5.26%	6.78%

Fund Expense Ratio4: 0.14%

 Portfolio Composition % of Investments

By Security Type[5]

U.S. Government Obligations	100.0%
Short-Term Investments & Other Assets[6]	0.0%

By Maturity[7]

1-3 Years	17.3%
3-5 Years	19.9%
5-7 Years	11.6%
7-10 Years	21.1%
10+ Years	30.1%

Weighted Average Maturity[7]	9.0 yrs
Weighted Average Duration[8]	7.6 yrs

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Barclays Capital and the names identifying the Barclays’ indices are trade marks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[3]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	Represents the fund’s position in money market mutual funds registered under the Investment Company Act of 1940.
[7]	As shown in the Portfolio Holdings; see Glossary for definition of maturity.
[8]	Includes cash commitments for pending settlements of security transactions.

Schwab Fixed Income ETFs 5

Schwab Short-Term U.S. Treasury ETF™

Performance Summary as of 6/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Total Returns1,2

Fund and Inception Date	6 Months	Since Inception*

Fund: Schwab Short-Term U.S. Treasury ETFtm (8/5/10)
NAV Return[3]	0.79%	0.98%
Market Price Return[3]	0.77%	1.02%
Barclays Capital U.S. 1-3 Year Treasury Bond Indexsm	0.85%	1.09%
ETF Category: Morningstar Short Government	1.87%	0.79%

Fund Expense Ratio4: 0.12%

 Portfolio Composition % of Investments

By Security Type[5]

U.S. Government Obligations	96.1%
Short-Term Investments & Other Assets[6]	3.9%

By Maturity[7]

1-2 Years	56.7%
2-3 Years	39.4%

Weighted Average Maturity[7]	1.8 yrs
Weighted Average Duration[8]	1.9 yrs

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Barclays Capital and the names identifying the Barclays’ indices are trade marks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[3]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	Represents the fund’s position in money market mutual funds registered under the Investment Company Act of 1940.
[7]	As shown in the Portfolio Holdings; see Glossary for definition of maturity.
[8]	Weighted Average Duration is longer than Weighted Average Maturity due to the inclusion of cash commitments for pending settlements of security transactions in the calculation of Weighted Average Duration.

6 Schwab Fixed Income ETFs

Schwab Intermediate-Term U.S. Treasury ETF™

Performance Summary as of 6/30/11

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabetfs.com.

 Total Returns1,2

Fund and Inception Date	6 Months	Since Inception*

Fund: Schwab Intermediate-Term U.S. Treasury ETFtm (8/5/10)
NAV Return[3]	3.08%	2.49%
Market Price Return[3]	3.12%	2.47%
Barclays Capital U.S. 3-10 Year Treasury Bond Indexsm	3.13%	2.62%
ETF Category: Morningstar Intermediate Government	2.59%	2.03%

Fund Expense Ratio4: 0.12%

 Portfolio Composition % of Investments

By Security Type[5]

U.S. Government Obligations	99.8%
Short-Term Investments & Other Assets[6]	0.2%

By Maturity[7]

3-5 Years	37.6%
5-7 Years	32.4%
7-10 Years	29.8%

Weighted Average Maturity[7]	5.9 yrs
Weighted Average Duration[8]	5.2 yrs

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of operational and transaction costs incurred by the fund.

Investment returns will fluctuate and are subject to market volatility, so that an investor’s shares, when redeemed or sold, may be worth more or less than their original cost. Unlike mutual funds, shares of ETFs are not individually redeemable directly with the ETF.

Barclays Capital and the names identifying the Barclays’ indices are trade marks or names of Barclays Bank PLC and its affiliates (“Barclays”) and have been licensed for use in connection with the listing and trading of the fund. The fund is not sponsored by, endorsed, sold or promoted by Barclays and Barclays makes no representation regarding the advisability of investing in such fund.

*	Inception represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[3]	The fund’s per share net asset value (“NAV”) is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[4]	As stated in the prospectus.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	Represents the fund’s position in money market mutual funds registered under the Investment Company Act of 1940.
[7]	As shown in the Portfolio Holdings; see Glossary for definition of maturity.
[8]	Includes cash commitments for pending settlements of security transactions.

Schwab Fixed Income ETFs 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as brokerage commissions and redemption fees; and ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning January 1, 2011 and held through June 30, 2011.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any redemption fees or brokerage commissions you may pay when purchasing or redeeming shares of the fund. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 1/1/11	at 6/30/11	1/1/11–6/30/11

Schwab U.S. TIPS ETFtm
Actual Return	0.14%	$1,000	$1,056.90	$0.71
Hypothetical 5% Return	0.14%	$1,000	$1,024.10	$0.70

Schwab Short-Term U.S. Treasury ETFtm
Actual Return	0.12%	$1,000	$1,007.90	$0.60
Hypothetical 5% Return	0.12%	$1,000	$1,024.20	$0.60

Schwab Intermediate-Term U.S. Treasury ETFtm
Actual Return	0.12%	$1,000	$1,030.80	$0.60
Hypothetical 5% Return	0.12%	$1,000	$1,024.20	$0.60

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the financial highlights.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.

8 Schwab Fixed Income ETFs

Schwab U.S. TIPS ETF™

Financial Statements

Financial Highlights

	1/1/11–		8/4/10[1]–
	6/30/11*		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	50.37		50.00

Income (loss) from investment operations:
Net investment income (loss)	1.21		0.20
Net realized and unrealized gains (losses)	1.65		0.37	[2]

Total from investment operations	2.86		0.57
Less distributions:
Distributions from net investment income	(0.66)		(0.20)

Net asset value at end of period	52.57		50.37

Total return (%)	5.69	[3]	1.13	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.14	[4]	0.14	[4]
Gross operating expenses	0.14	[4]	0.14	[4]
Net investment income (loss)	6.05	[4]	1.27	[4]
Portfolio turnover rate[5]	13	[3]	6	[3]
Net assets, end of period ($ x 1,000)	199,772		80,591

* Unaudited.
1 Commencement of operations.
2 The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3 Not annualized.
4 Annualized.
5 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 9

 Schwab U.S. TIPS ETF

Portfolio Holdings as of June 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

98.8%	U.S. Government Securities	194,208,903	197,268,103
—%	Other Investment Company	34,752	34,752

98.8%	Total Investments	194,243,655	197,302,855
1.2%	Other Assets and Liabilities, Net		2,468,845

100.0%	Net Assets		199,771,700

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 98.8% of net assets

U.S. Treasury Obligations 98.8%

U.S. Treasury Inflation Protected Securities
3.00%, 07/15/12	7,833,739	8,180,147
0.63%, 04/15/13	4,626,585	4,770,426
1.88%, 07/15/13	7,376,319	7,851,206
2.00%, 01/15/14	7,553,451	8,144,735
1.25%, 04/15/14	4,949,066	5,257,591
2.00%, 07/15/14	6,834,103	7,466,257
1.63%, 01/15/15	6,563,965	7,127,022
0.50%, 04/15/15	6,772,333	7,072,889
1.88%, 07/15/15	5,978,920	6,599,233
2.00%, 01/15/16	5,805,012	6,458,076
0.13%, 04/15/16	4,432,353	4,536,912
2.50%, 07/15/16	5,857,741	6,706,176
2.38%, 01/15/17	5,174,748	5,909,718
2.63%, 07/15/17	4,422,164	5,147,001
1.63%, 01/15/18	4,600,281	5,060,309
1.38%, 07/15/18	4,535,951	4,924,365
2.13%, 01/15/19	4,232,169	4,806,178
1.88%, 07/15/19	4,796,904	5,371,765
1.38%, 01/15/20	5,816,738	6,249,387
1.25%, 07/15/20	8,937,194	9,469,225
1.13%, 01/15/21	10,393,165	10,813,776
2.38%, 01/15/25	8,229,752	9,474,502
2.00%, 01/15/26	5,834,471	6,386,938
2.38%, 01/15/27	4,681,907	5,338,825
1.75%, 01/15/28	4,668,974	4,892,197
3.63%, 04/15/28	5,649,892	7,448,139
2.50%, 01/15/29	4,513,895	5,252,323
3.88%, 04/15/29	6,704,980	9,188,974
3.38%, 04/15/32	1,839,403	2,432,905
2.13%, 02/15/40	3,850,251	4,202,203
2.13%, 02/15/41	4,334,522	4,728,703

Total U.S. Government Securities
(Cost $194,208,903)		197,268,103

	Number	Value
Security	of Shares	($)

Other Investment Company 0.0% of net assets

Money Fund 0.0%
State Street Institutional Liquid Reserves Fund - Institutional Class	34,752	34,752

Total Other Investment Company
(Cost $34,752)		34,752

End of Investments

At 6/30/11, the tax basis cost of the fund’s investments was $194,294,025 and the unrealized appreciation and depreciation were $3,041,990 and ($33,161), respectively, with a net unrealized appreciation of $3,008,829.

10 See financial notes

 Schwab U.S. TIPS ETF

Statement of
Assets and Liabilities
As of June 30, 2011; unaudited.

Assets

Investments, at value (cost $194,243,655)		$197,302,855
Receivables:
Investments sold		3,319,420
Interest	+	1,414,495

Total assets		202,036,770

Liabilities

Payables:
Investments bought		2,262,849
Investment adviser fees	+	2,221

Total liabilities		2,265,070

Net Assets

Total assets		202,036,770
Total liabilities	−	2,265,070

Net assets		$199,771,700

Net Assets by Source
Capital received from investors		194,527,777
Net investment income not yet distributed		2,111,561
Net realized capital gains		73,162
Net unrealized capital gains		3,059,200

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$199,771,700		3,800,001		$52.57

See financial notes 11

 Schwab U.S. TIPS ETF

Statement of
Operations
For January 1, 2011 through June 30, 2011; unaudited.

Investment Income

Interest		$4,238,514

Expenses

Investment adviser fees		96,012

Total expenses	−	96,012

Net investment income		4,142,502

Realized and Unrealized Gains (Losses)

Net realized losses on investments		($230,683)
Net realized gains on in-kind redemptions	+	339,261

Net realized gains		108,578
Net unrealized gains on investments	+	3,736,644

Net realized and unrealized gains		3,845,222

Net increase in net assets resulting from operations		$7,987,724

12 See financial notes

 Schwab U.S. TIPS ETF

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

1/1/11-6/30/11			8/4/10*-12/31/10
Net investment income		$4,142,502	$239,653
Net realized gains (losses)		108,578	(35,416)
Net unrealized gains (losses)	+	3,736,644	(677,444)

Net increase (decrease) in net assets resulting from operations		7,987,724	(473,207)

Distributions to Shareholders

Distributions from net investment income		($2,030,941)	($239,780)

Transactions in Fund Shares

		1/1/11-6/30/11		8/4/10*-12/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold		2,400,000	$123,504,603	1,600,001	$81,303,794
Shares Redeemed	+	(200,000)	(10,280,493)	—	—

Net transactions in fund shares		2,200,000	$113,224,110	1,600,001	$81,303,794

Shares Outstanding and Net Assets

		1/1/11-6/30/11		8/4/10*-12/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,600,001	$80,590,807	—	—
Total increase	+	2,200,000	119,180,893	1,600,001	80,590,807

End of period		3,800,001	$199,771,700	1,600,001	$80,590,807

Net investment income not yet distributed			$2,111,561		—

*	Commencement of operations.

See financial notes 13

Schwab Short-Term U.S. Treasury ETF™

Financial Statements

Financial Highlights

	1/1/11–		8/4/10[1]–
	6/30/11*		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	49.99		50.00

Income (loss) from investment operations:
Net investment income (loss)	0.11		0.06
Net realized and unrealized gains (losses)	0.28		(0.01)

Total from investment operations	0.39		0.05
Less distributions:
Distributions from net investment income	(0.09)		(0.06)

Net asset value at end of period	50.29		49.99

Total return (%)	0.79	[2]	0.11	[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.12	[3]	0.12	[3]
Gross operating expenses	0.12	[3]	0.12	[3]
Net investment income (loss)	0.51	[3]	0.37	[3]
Portfolio turnover rate[4]	40	[2]	48	[2]
Net assets, end of period ($ x 1,000)	155,898		49,990

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

14 See financial notes

 Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings as of June 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

			Cost	Value
Holdings by Category			($)	($)

99.2%		U.S. Government Securities	154,224,483	154,692,549
4.1%		Other Investment Company	6,337,482	6,337,482

103.3%		Total Investments	160,561,965	161,030,031
(3	.3)%	Other Assets and Liabilities, Net		(5,131,859)

100.0%		Net Assets		155,898,172

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.2% of net assets

U.S. Treasury Obligations 99.2%

U.S. Treasury Notes
1.50%, 07/15/12	4,495,000	4,553,646
0.63%, 07/31/12	4,185,000	4,202,158
1.75%, 08/15/12	5,363,000	5,452,664
4.38%, 08/15/12	5,084,000	5,318,738
1.38%, 09/15/12	3,751,000	3,800,232
4.25%, 09/30/12	2,294,000	2,407,266
1.38%, 10/15/12	4,836,000	4,902,495
0.38%, 10/31/12	1,953,000	1,954,908
1.38%, 11/15/12	4,557,000	4,622,685
0.50%, 11/30/12	2,325,000	2,330,722
1.13%, 12/15/12	4,867,000	4,921,944
0.63%, 12/31/12	2,325,000	2,334,537
1.38%, 01/15/13	4,867,000	4,942,288
0.63%, 01/31/13	2,356,000	2,365,294
2.88%, 01/31/13	1,581,000	1,643,190
1.38%, 02/15/13	4,867,000	4,944,376
3.88%, 02/15/13	1,643,000	1,735,611
1.38%, 03/15/13	5,115,000	5,198,937
1.75%, 04/15/13	6,045,000	6,187,178
3.13%, 04/30/13	1,798,000	1,886,285
1.38%, 05/15/13	4,526,000	4,604,843
3.63%, 05/15/13	3,410,000	3,612,203
1.13%, 06/15/13	7,223,000	7,316,393
1.00%, 07/15/13	4,464,000	4,511,452
3.38%, 07/31/13	1,178,000	1,249,141
0.75%, 08/15/13	4,712,000	4,737,030
3.13%, 08/31/13	3,131,000	3,307,363
3.13%, 09/30/13	3,999,000	4,230,190
2.75%, 10/31/13	3,255,000	3,417,750
0.50%, 11/15/13	5,670,000	5,656,267
2.00%, 11/30/13	775,000	800,793
0.75%, 12/15/13	3,162,000	3,172,375
1.00%, 01/15/14	4,774,000	4,816,145
1.25%, 02/15/14	6,665,000	6,762,896
4.00%, 02/15/14	1,643,000	1,784,709
1.88%, 02/28/14	1,643,000	1,694,216
1.75%, 03/31/14	2,790,000	2,867,595
1.25%, 04/15/14	4,433,000	4,495,337
1.88%, 04/30/14	6,045,000	6,233,906
2.25%, 05/31/14	3,565,000	3,716,791

Total U.S. Government Securities
(Cost $154,224,483)		154,692,549

	Number	Value
Security	of Shares	($)

Other Investment Company 4.1% of net assets

Money Funds 4.1%
State Street Institutional Liquid Reserves Fund - Institutional Class	6,337,482	6,337,482

Total Other Investment Company
(Cost $6,337,482)		6,337,482

End of Investments

At 6/30/11, the tax basis cost of the fund’s investments was $160,561,965 and the unrealized appreciation and depreciation were $474,119 and ($6,053), respectively, with a net unrealized appreciation of $468,066.

See financial notes 15

 Schwab Short-Term U.S. Treasury ETF

Statement of
Assets and Liabilities
As of June 30, 2011; unaudited.

Assets

Investments, at value (cost $160,561,965)		$161,030,031
Receivables:
Investments sold		209,237
Fund shares sold		5,028,138
Interest	+	685,634

Total assets		166,953,040

Liabilities

Payables:
Investments bought		11,053,379
Investment adviser fees	+	1,489

Total liabilities		11,054,868

Net Assets

Total assets		166,953,040
Total liabilities	−	11,054,868

Net assets		$155,898,172

Net Assets by Source
Capital received from investors		155,376,202
Net investment income not yet distributed		56,007
Net realized capital losses		(2,103)
Net unrealized capital gains		468,066

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$155,898,172		3,100,001		$50.29

16 See financial notes

 Schwab Short-Term U.S. Treasury ETF

Statement of
Operations
For January 1, 2011 through June 30, 2011; unaudited.

Investment Income

Interest		$262,291
Securities on loan	+	50

Total investment income		262,341

Expenses

Investment adviser fees		49,963

Total expenses	−	49,963

Net investment income		212,378

Realized and Unrealized Gains (Losses)

Net realized losses on investments		($3,968)
Net realized gains on in-kind redemptions	+	8,272

Net realized gains		4,304
Net unrealized gains on investments	+	544,715

Net realized and unrealized gains		549,019

Net increase in net assets resulting from operations		$761,397

See financial notes 17

 Schwab Short-Term U.S. Treasury ETF

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

1/1/11-6/30/11			8/4/10*-12/31/10
Net investment income		$212,378	$51,345
Net realized gains (losses)		4,304	(6,407)
Net unrealized gains (losses)	+	544,715	(76,649)

Net increase (decrease) in net assets resulting from operations		761,397	(31,711)

Distributions to Shareholders

Distributions from net investment income		($156,371)	($51,380)

Transactions in Fund Shares

		1/1/11-6/30/11		8/4/10*-12/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold		2,200,000	$110,333,505	1,000,001	$50,073,058
Shares Redeemed	+	(100,000)	(5,030,326)	—	—

Net transactions in fund shares		2,100,000	$105,303,179	1,000,001	$50,073,058

Shares Outstanding and Net Assets

		1/1/11-6/30/11		8/4/10*-12/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,000,001	$49,989,967	—	—
Total increase	+	2,100,000	105,908,205	1,000,001	49,989,967

End of period		3,100,001	$155,898,172	1,000,001	$49,989,967

Net investment income not yet distributed			$56,007		—

*	Commencement of operations.

18 See financial notes

Schwab Intermediate-Term U.S. Treasury ETF™

Financial Statements

Financial Highlights

	1/1/11–		8/4/10[1]–
	6/30/11*		12/31/10

Per-Share Data ($)

Net asset value at beginning of period	49.31		50.00

Income (loss) from investment operations:
Net investment income (loss)	0.42		0.28
Net realized and unrealized gains (losses)	1.09		(0.69)

Total from investment operations	1.51		(0.41)
Less distributions:
Distributions from net investment income	(0.35)		(0.28)

Net asset value at end of period	50.47		49.31

Total return (%)	3.08	[2]	(0.83)[2]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.12	[3]	0.12	[3]
Gross operating expenses	0.12	[3]	0.12	[3]
Net investment income (loss)	1.81	[3]	1.58	[3]
Portfolio turnover rate[4]	14	[2]	20	[2]
Net assets, end of period ($ x 1,000)	70,652		34,517

* Unaudited.
1 Commencement of operations.
2 Not annualized.
3 Annualized.
4 Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

See financial notes 19

 Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings as of June 30, 2011 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website at www.schwabetfs.com.

		Cost	Value
Holdings by Category		($)	($)

99.1%	U.S. Government Securities	69,989,474	70,041,886
0.2%	Other Investment Company	147,598	147,598

99.3%	Total Investments	70,137,072	70,189,484
0.7%	Other Assets and Liabilities, Net		462,891

100.0%	Net Assets		70,652,375

Security	Face Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.1% of net assets

U.S. Treasury Obligations 99.1%

U.S. Treasury Bond
7.25%, 05/15/16	420,000	530,250
8.50%, 02/15/20	198,000	284,501
8.75%, 05/15/20	560,000	817,819
8.75%, 08/15/20	225,000	329,766

U.S. Treasury Notes
2.63%, 07/31/14	350,000	368,949
2.38%, 09/30/14	2,170,000	2,271,040
2.38%, 10/31/14	1,750,000	1,830,253
2.13%, 11/30/14	1,750,000	1,815,079
2.25%, 01/31/15	1,750,000	1,820,957
4.00%, 02/15/15	1,750,000	1,928,829
2.38%, 02/28/15	1,400,000	1,462,566
2.50%, 03/31/15	1,400,000	1,468,684
2.50%, 04/30/15	1,400,000	1,468,250
4.13%, 05/15/15	1,764,000	1,957,350
2.13%, 05/31/15	1,680,000	1,736,700
4.25%, 08/15/15	1,680,000	1,875,431
1.25%, 08/31/15	1,120,000	1,115,013
1.38%, 11/30/15	1,050,000	1,044,832
2.13%, 02/29/16	630,000	644,963
2.38%, 03/31/16	2,142,000	2,216,132
2.00%, 04/30/16	798,000	810,098
3.25%, 06/30/16	2,100,000	2,253,071
4.88%, 08/15/16	560,000	645,575
3.13%, 10/31/16	2,030,000	2,157,827
2.75%, 11/30/16	2,324,000	2,422,951
3.13%, 01/31/17	1,680,000	1,781,324
3.00%, 02/28/17	2,100,000	2,209,595
3.25%, 03/31/17	1,792,000	1,908,480
3.13%, 04/30/17	952,000	1,006,666
2.75%, 05/31/17	1,330,000	1,376,239
2.50%, 06/30/17	1,876,000	1,912,347
4.75%, 08/15/17	2,184,000	2,511,941
4.25%, 11/15/17	560,000	627,725
2.25%, 11/30/17	490,000	488,583
3.50%, 02/15/18	1,358,000	1,456,986
4.00%, 08/15/18	420,000	462,853
3.75%, 11/15/18	1,568,000	1,698,585
2.75%, 02/15/19	1,890,000	1,908,161
3.13%, 05/15/19	2,280,000	2,354,100
3.63%, 08/15/19	2,338,000	2,491,067
3.38%, 11/15/19	1,932,000	2,014,110
3.63%, 02/15/20	1,872,000	1,980,372
3.50%, 05/15/20	1,440,000	1,503,331
2.63%, 08/15/20	630,000	609,820
2.63%, 11/15/20	1,918,000	1,847,274
3.63%, 02/15/21	1,638,000	1,707,998
3.13%, 05/15/21	910,000	907,443

Total U.S. Government Securities
(Cost $69,989,474)		70,041,886

	Number	Value
Security	of Shares	($)

Other Investment Company 0.2% of net assets

Money Fund 0.2%
State Street Institutional Liquid Reserves Fund - Institutional Class	147,598	147,598

Total Other Investment Company
(Cost $147,598)		147,598

End of Investments

At 6/30/11, the tax basis cost of the fund’s investments was $70,137,305 and the unrealized appreciation and depreciation were $128,758 and ($76,579), respectively, with a net unrealized appreciation of $52,179.

20 See financial notes

 Schwab Intermediate-Term U.S. Treasury ETF

Statement of
Assets and Liabilities
As of June 30, 2011; unaudited.

Assets

Investments, at value (cost $70,137,072)		$70,189,484
Receivables:
Investments sold		971,249
Fund shares sold		5,075,673
Interest	+	490,657

Total assets		76,727,063

Liabilities

Payables:
Investments bought		6,074,020
Investment adviser fees	+	668

Total liabilities		6,074,688

Net Assets

Total assets		76,727,063
Total liabilities	−	6,074,688

Net assets		$70,652,375

Net Assets by Source
Capital received from investors		70,630,394
Net investment income not yet distributed		94,901
Net realized capital losses		(125,332)
Net unrealized capital gains		52,412

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV
$70,652,375		1,400,001		$50.47

See financial notes 21

 Schwab Intermediate-Term U.S. Treasury ETF

Statement of
Operations
For January 1, 2011 through June 30, 2011; unaudited.

Investment Income

Interest		$394,025

Expenses

Investment adviser fees		24,523

Total expenses	−	24,523

Net investment income		369,502

Realized and Unrealized Gains (Losses)

Net realized losses on investments		($46,591)
Net realized losses on In-kind redemptions	+	(72,139)

Net realized losses		(118,730)
Net unrealized gains on investments	+	833,133

Net realized and unrealized gains		714,403

Net increase in net assets resulting from operations		$1,083,905

22 See financial notes

 Schwab Intermediate-Term U.S. Treasury ETF

Statements of
Changes in Net Assets
For the current and prior report periods.
Figures for the current period are unaudited.

Operations

1/1/11-6/30/11			8/4/10*-12/31/10
Net investment income		$369,502	$140,623
Net realized losses		(118,730)	(6,602)
Net unrealized gains (losses)	+	833,133	(780,721)

Net increase (decrease) in net assets resulting from operations		1,083,905	(646,700)

Distributions to Shareholders

Distributions from net investment income		($274,601)	($140,650)

Transactions in Fund Shares

		1/1/11-6/30/11		8/4/10*-12/31/10
		SHARES	VALUE	SHARES	VALUE
Shares Sold		800,000	$40,213,628	700,001	$35,304,104
Shares Redeemed	+	(100,000)	(4,887,311)	—	—

Net transactions in fund shares		700,000	$35,326,317	700,001	$35,304,104

Shares Outstanding and Net Assets

		1/1/11-6/30/11		8/4/10*-12/31/10
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		700,001	$34,516,754	—	—
Total increase	+	700,000	36,135,621	700,001	34,516,754

End of period		1,400,001	$70,652,375	700,001	$34,516,754

Net investment income not yet distributed			$94,901		—

*	Commencement of operations.

See financial notes 23

 Schwab Fixed-Income ETFs

Financial Notes, unaudited

1. Business Structure of the Funds

Each of the funds discussed in this report is a series of Schwab Strategic Trust (the “trust”), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

Schwab Strategic Trust (organized January 27, 2009)	Schwab U.S. Large-Cap Value ETF
Schwab U.S. TIPS ETF	Schwab U.S. Mid-Cap ETF
Schwab Short-Term U.S. Treasury ETF	Schwab U.S. Small-Cap ETF
Schwab Intermediate-Term U.S. Treasury ETF	Schwab International Equity ETF
Schwab U.S. Broad Market ETF	Schwab International Small-Cap Equity ETF
Schwab U.S. Large-Cap ETF	Schwab Emerging Markets Equity ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. REIT ETF

The funds issue and redeem shares at their NAV only in large blocks of shares, typically 100,000 shares or more (“Creation Units”). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of each fund will approximate its NAV, there may be times when the market price and the NAV vary significantly.

The funds commenced operations on August 4, 2010.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies the funds use in the preparation of their financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a) Security Valuation:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

•	Bonds and notes: valued at the bid or at halfway between the most recent bid and asked quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by an independent bond-pricing service.

•	Securities for which no quoted value is available: The Board of Trustees has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when a security is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Board of Trustees regularly reviews fair value determinations made by the funds pursuant to the procedures.

•	Short-term securities (60 days or less to maturity): valued at amortized cost, which approximates market value.

•	Underlying funds: valued at their respective net asset values.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements).

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. The funds do not adjust the quoted price for such investments, even in situations where the funds hold a large position and a sale could reasonably impact the quoted price.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of June 30, 2011:

Schwab U.S. TIPS ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$197,268,103	$—	$197,268,103
Other Investment Company	34,752	—	—	34,752

Total	$34,752	$197,268,103	$—	$197,302,855

Schwab Short-Term U.S. Treasury ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$154,692,549	$—	$154,692,549
Other Investment Company	6,337,482	—	—	6,337,482

Total	$6,337,482	$154,692,549	$—	$161,030,031

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

Schwab Intermediate-Term U.S. Treasury ETF

	Quoted Prices in		Significant
	Active Markets for	Significant Other	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total*

U.S. Government Securities(a)	$—	$70,041,886	$—	$70,041,886
Other Investment Company	147,598	—	—	147,598

Total	$147,598	$70,041,886	$—	$70,189,484

*	The fund had no Other Financial Instruments.
(a)	As categorized in Portfolio Holdings.

In January 2010, the Financial Accounting Standards Board issued new guidance requiring reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements of Level 3 securities on a gross basis. The new and revised disclosures are required to be implemented for annual and interim periods beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements of Level 3 fair value measurements on a gross basis, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years.

The funds have adopted the new guidance for the current period ended June 30, 2011. There were no significant transfers between Level 1 and Level 2 for the period. Management is currently evaluating the impact of the adoption of the other provisions of the new guidance on the funds’ financial statements.

(b) Portfolio Investments:

Securities Lending: Under the Securities Lending Program, a fund (the “lender”) may make short-term loans of its securities to another party (the “borrower”) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. The initial collateral received by the fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan and is marked to market daily. The cash collateral of securities loaned is invested in money market portfolios registered under Rule 2a-7 of the 1940 Act. Securities lending income, as disclosed in the fund’s Statement of Operations, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent which are subject to adjustments pursuant to the securities lending agreement.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Inflation-Protected Securities: The Schwab U.S. TIPS ETF invests in inflation-protected securities. Inflation-protected securities are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of an inflation-protected security, interest wll be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-protected security will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):

(meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund within the trust are charged directly to that fund. The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.

(f) Distributions to Shareholders:

The funds declare distributions from net investment income monthly and net realized capital gains, if any, once a year.

(g) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.

(h) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(i) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. Risk Factors:

Investing in the funds may involve certain risks, as described in the funds’ prospectus, including, but not limited to, those described below:

Bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of the investments in a fund will fluctuate, which means that the shareholder could lose money.

The funds are not actively managed. Therefore, the funds follow the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance is normally below that of the index.

Interest rates will rise and fall over time. During periods when interest rates are low, the funds’ yields and total returns also may be low. The longer the funds’ duration, the more sensitive to interest rate movements their share prices are likely to be.

The funds are subject to the risk that a decline in the credit quality of a portfolio investment could cause the funds to lose money or underperform. The funds could lose money if the issuer or guarantor of a portfolio investment fails to make timely principal or interest payments or otherwise honor its obligations.

The value of inflation-protected securities, including TIPS, generally will fluctuate in response to changes in “real” interest rates. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. The value of an inflation-protected security generally decreases when real interest rates rise and generally increase when real interest rates fall. In addition, the principal value of an inflation-protected security is periodically adjusted up or down along with the rate of inflation. If the measure of inflation falls, the principal value of the inflation-protected security will be adjusted downwards, and

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

3. Risk Factors (continued):

consequently, the interest payable on the security will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed by the United States Treasury in the case of TIPS. For securities that do not provide a similar guarantee, the adjusted principal value of the security to be repaid at maturity is subject to credit risk.

The funds may not fully replicate the index and may hold securities not included in the index. As a result, the funds are subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because the funds use a sampling approach, they may not track the return of the index as well as they would if the funds purchased all of the equity securities in the index.

A fund’s returns may not match the return of its index due to differences between a fund’s securities and those in the index. Tracking error also may be attributable to a fund’s inability to match the securities’ weighting to its index or due to regulatory, operational or liquidity constraints. A fund also incurs fees and expenses while the index does not, which may result in tracking error.

A particular investment may be difficult to purchase or sell. The funds may be unable to sell illiquid securities at an advantageous time or price.

A fund may lend its portfolio securities to brokers, dealers, and other financial institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.

Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. Investors may pay more than NAV when they buy shares of the fund in the secondary market, and may receive less than NAV when they sell those shares in the secondary market.

An investment in a fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Please refer to the funds’ prospectus for a complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between it and the trust.

For its advisory services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Schwab	Schwab
Schwab	Short-Term	Intermediate-Term
U.S. TIPS ETF	U.S. Treasury ETF	U.S. Treasury ETF

0.14%	0.12%	0.12%

The investment adviser will pay the operating expenses of the funds, excluding interest expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses.

The funds may engage in direct transactions with certain other Schwab ETFs when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. During the period ended June 30, 2011, there were no security transactions with other Schwab ETFs.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds including Schwab ETFs. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

5. Other Service Providers:

SEI Investments Distribution Co. (the “Distributor”) is the principal underwriter and distributor of shares of the funds.

State Street Bank and Trust Company serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares.

State Street Bank and Trust Company also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held or sold by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:

The Trust’s Board of Trustees oversees the general conduct of the trust and the funds. Trustees may include people who are officers and/or directors of the investment adviser or an affiliate. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees.

7. Purchases and Sales/Maturities of Investment Securities:

For the period ended June 30, 2011, purchases and sales/maturities of long-term U.S. Government securities (excluding in-kind transactions and short-term obligations) were as follows:

	Purchases of Securities	Sales/Maturities of Securities

Schwab U.S. TIPS ETF	$18,152,243	$20,088,268
Schwab Short-Term U.S. Treasury ETF	35,769,945	34,646,328
Schwab Intermediate-Term U.S. Treasury ETF	6,208,476	5,856,505

8. In-Kind Transactions:

The consideration for the purchase of Creation Units of a fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

The in-kind transactions for the period ended June 30, 2011 were as follows:

	In-kind Purchases	In-kind Sales

Schwab U.S. TIPS ETF	$122,727,306	$10,289,293
Schwab Short-Term U.S. Treasury ETF	108,792,974	5,008,261
Schwab Intermediate-Term U.S. Treasury ETF	39,826,031	4,847,007

For period ended June 30, 2011, certain funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended June 30, 2011 are disclosed in the Funds’ Statements of Operations.

9. Federal Income Taxes

For tax purposes, net realized capital losses occurring after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2010, capital losses deferred for each fund were as follows:

		Schwab	Schwab
	Schwab	Short-Term	Intermediate-Term
	U.S. TIPS ETF	U.S. Treasury ETF	U.S. Treasury ETF

Deferred capital losses	$33,345	$6,041	$4,298

 Schwab Fixed-Income ETFs

Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):

Capital loss carryforwards may be used to offset future realized capital gains, for federal income tax purposes. As of December 31, 2010, the following funds had capital loss carryforwards available to offset future net capital gains before the expiration date:

		Schwab	Schwab
	Schwab	Short-Term	Intermediate-Term
Expiration Date	U.S. TIPS ETF	U.S. Treasury ETF	U.S. Treasury ETF

December 31, 2018	$39	$366	$2,072

Management has reviewed the funds’ tax positions taken for its open income tax period ended December 31, 2010, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2010, the funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was signed by The President. The Act is the first major piece of legislation affecting Regulated Investment Companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.

Certain of the enacted provisions include:

Post-enactment capital losses may now be carried forward indefinitely, but must retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule, and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

10. Subsequent Events:

Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Trustees and Officers

The tables below give information about the trustees and officers for the Schwab Strategic Trust which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust, Laudus Trust and Laudus Institutional Trust. The Fund Complex includes 87 funds.

The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

 Independent Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Retired. Consulting Managing Director, PIMCO (investment adviser) (January 2003 – December 2008); Managing Director, PIMCO (February 1999 – December 2002); President and Trustee, PIMCO Funds and PIMCO Variable Insurance Trust (investments) (February 1994 – May 2005).	14	Independent Director and Chairman of Corporate Governance/Nominating Committee, PS Business Parks, Inc. (2005 – present).
Trustee and member of Nominating/Corporate Governance Committee, PIMCO Funds (investment company consisting of 84 portfolios) (1997 – 2008).
Trustee and member of Nominating/Corporate Governance Committee, PIMCO Variable Insurance Trust (investment company consisting of 16 portfolios) (1997 – 2008).
Director and Chairman, PIMCO Strategic Global Government Fund (investment company consisting of one portfolio) (1997 – 2008).
Director, PCM Fund, Inc. (investment company consisting of one portfolio) (1997 – 2008).

Mark A. Goldfarb 1952 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Founder and Managing Director, SS&G Financial Services (financial services) (May 1987 – present).	14	None

Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009.)	Advisor (June 2008 – present) and Chief Executive Officer (January 1998 – January 2008), Asset International, Inc. (publisher of financial services information); Managing Partner and Co-Founder, Kudu Advisors, LLC (financial services) (June 2008 – present).	14	None

 Interested Trustees

Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Walter W. Bettinger II2 1960 Trustee (Trustee of Schwab Strategic Trust since 2009.)	As of October 2008, President and Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation. Since October 2008, Director, The Charles Schwab Corporation. Since May 2008, Director, Charles Schwab & Co., Inc. and Schwab Holdings, Inc. Since 2006, Director, Charles Schwab Bank. From 2004 through 2007, Executive Vice President and President, Schwab Investor Services. From 2004 through 2005, Executive Vice President and Chief Operating Officer, Individual Investor Enterprise, and from 2002 through 2004, Executive Vice President, Corporate Services. Until October 2008, President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation.	87	None

 Officers of the Trust

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Marie Chandoha 1961 President, Chief Executive Officer and Chief Investment Officer (Officer of Schwab Strategic Trust since 2010.)	Executive Vice President, Charles Schwab & Co., Inc. (Sept. 2010 – present); Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer, (Sept. 2010 – present), Charles Schwab Investment Management, Inc.; President, Chief Executive Officer, and Chief Investment Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Dec. 2010 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (March 2007 – August 2010); Co-Head and Senior Portfolio Manager, Wells Capital Management (June 1999 – March 2007).

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present); Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – present); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – present) and Schwab ETFs (Oct. 2009 – present); Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited (April 2005 – present); Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust (June 2006 – June 2007).

Omar Aguilar 1970 Senior Vice President and Chief Investment Officer – Equities (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer — Equities, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer — Equities, Schwab Funds and Laudus Funds (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (May 2009 – April 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).

Brett Wander 1961 Senior Vice President and Chief Investment Officer – Fixed Income (Officer of Schwab Strategic Trust since 2011.)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (April 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds and Laudus Funds (June 2011 – present); Senior Managing Director, Global Head of Active Fixed Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies, Loomis, Sayles & Company (April 2006 – Jan. 2008); Managing Director, Head of Market-Based Strategies State Street Research (August 2003 – Jan. 2005).

 Officers of the Trust (continued)

Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

David Lekich 1964 Secretary (Officer of Schwab Strategic Trust since 2011.)	Vice President, Charles Schwab & Co., Inc., (March 2004 – present) and Charles Schwab Investment Management, Inc. (Jan 2011 – present); Secretary, Schwab Funds (April 2011 – present); Vice President and Assistant Clerk, Laudus Funds (April 2011 – present); Secretary, Schwab ETFs (May 2011 – present).

Catherine MacGregor 1964 Vice President and Assistant Secretary (Officer of Schwab Strategic Trust since 2009.)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (March 2007 – present), Laudus Funds; Vice President and Assistant Secretary, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

Michael Haydel 1972 Vice President (Officer of Schwab Strategic Trust since 2009.)	Senior Vice President (March 2011 – present), Vice President (2004 – March 2011), Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Anti-Money Laundering Officer (Oct. 2005 – Feb. 2009), Laudus Funds; Vice President, Schwab Funds (June 2007 – present) and Schwab ETFs (Oct. 2009 – present).

[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The Trust’s retirement policy requires that independent trustees retire by December 31 of the year in which the Trustee turns 72 or the Trustee’s twentieth year of service as an independent trustee, whichever comes first.
[2]	Mr. Bettinger is an Interested Trustee because he is an employee of Schwab and/or the investment adviser. In addition to his employment with the investment adviser and Schwab, Mr. Bettinger also owns stock of The Charles Schwab Corporation.
[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Glossary

ask See “offer.”

asset allocation The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.

asset class A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

authorized participant (AP) A large institutional investor that places orders for creation units with the funds’ distributor.

Barclays Capital U.S. Aggregate Bond Index A broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-back securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities.

Barclays Capital U.S. TIPS Index (Series-L) A rules-based, market value-weighted index that tracks inflation-protected securities issued by the U.S. Treasury that have at least one year remaining to maturity, are rated investment grade and have $250 million or more of outstanding face value.

Barclays Capital U.S. Treasury 1 − 3yr Index An index that measures the performance of short term government bonds issued by the US Treasury.

Barclays Capital U.S. Treasury 7 − 10yr Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of between 7 and 10 years.

Barclays Capital U.S. Treasury Long Index An index that measures the performance of U.S. Treasury securities that have a remaining maturity of 10 or more years.

bid The price at which someone is willing to buy a security.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”

call An early repayment of a bond’s principal by the issuer, usually done because the issuer is able to refinance its bond debt at a lower rate.

call protection A term used in reference to a bond that cannot be called by the issuer before maturity, or at least for many years from the present date. A bond that offers call protection can more reliably be expected to provide a given yield over a given number of years than a bond that could be called (assuming both bonds are of the same credit quality).

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commencement of operations The date that the first NAV was calculated.

coupon, coupon rate The annual rate of interest paid until maturity by the issuer of a debt security.

creation unit (C.U.) A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.

credit quality The capacity of an issuer to make its interest and principal payments; an assessment typically rendered by an independent third-party organization.

credit risk The risk that a bond issuer may be unable to pay interest or principal to its bondholders.

duration A measure of a bond’s sensitivity to interest rates. Calculations of duration generally take into account the investment’s yield, interest payments, maturity date and call features. Like maturity, duration is expressed in years, but is more accurate than maturity in determining the effect of interest rate movements on a bond investment’s price. The duration of a portfolio equals the market value weighted average of the duration of the bonds held in the portfolio.

effective maturity Takes into account maturity shortening features, such as the interest rate reset date or demand features, instead of the final maturity date.

exchange A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.

expense ratio The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

final maturity The date on which the principal amount must be paid or the full repayment of principal.

inception date The date that the shares began trading in the secondary market.

indicative optimized portfolio value (IOPV) A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.

interest Payments to bondholders (usually made twice a year) as compensation for loaning the bond principal to the issuer.

interest rate risk The risk that a bond’s value will fluctuate if market interest rates change of are expected to change. Bond prices tend to move in the opposite direction of interest rates: when interest rates rise, bond prices tend to fall.

liquidity The ability to convert a security or asset quickly into cash.

MSCI EAFE (Europe, Australasia, Far East) Index A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

market price return The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.

maturity (see also “effective maturity” and “final maturity”) The date a bond is scheduled to be “retired” and its principal amount returned to the bond holders. Maturity of Investments will generally be determined using portfolio securities’ final maturity dates. However, for certain securities, maturity will be determined using securities’ effective maturity date. Except as discussed below, the effective maturity date for a security subject to a put or demand feature is the demand date, unless the security is a variable-rate or floating-rate security. If it is a variable-rate security, its effective maturity date is the earlier of its demand date or next interest rate change date. For variable rate securities not subject to a put or demand feature and floating-rate securities, the effective maturity date is the next interest rate change date. The effective maturity of mortgage backed and certain other asset-backed securities (as used in determining Weighted Average Maturity) are determined on an “expected life” basis by the investment adviser.

net asset value (NAV) The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

NAV return The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.

offer (ask) The lowest price at which an individual is willing to sell a security.

open The price at which a security opened for trading on a given day.

outstanding shares, shares outstanding When speaking of the fund, indicates all shares currently held by investors.

primary market The market that deals with the issuance of new securities.

replication If a fund uses a full replication method, the fund will invest substantially all of its assets proportionately in the securities included in the underlying index.

S&P 500 Index A market capitalization index that is designed to measure the performance of 500 leading publicly held companies in leading industries of the U.S. economy.

sampling If a fund uses a sampling method, the fund will not fully replicate the underlying index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index as closely as a fund that uses a full replication method.

secondary market The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.

spread The gap between bid and ask prices of a security.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

tracking error The difference between the performance of the fund and its benchmark index, positive or negative.

Treasury inflation protected security (TIPS) A United States Treasury bond whose principal increases at the same rate as the Consumer Price Index (CPI).The interest payment is then calculated off that inflated (adjusted) principal and repaid at maturity.

weighted average duration Expresses the measurable change in the value of a security in response to a change in interest rates. The formula calculates the effect that a 1% change in interest rates will have on the price of a bond.

weighted average maturity (WAM) For mutual funds or ETFs, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk.

yield The income paid out by an investment, expressed as a percentage of the investment’s market value.

yield to maturity The annualized rate of return a bondholder could expect if the bond were held to maturity. In addition to interest payments, yield to maturity also factors in any difference between a bond’s current price and its principal amount, or face value.

Notes

Schwab ETFstmare designed to be low-cost, diversified investments. Each fund follows broad market indices and provides exposure to specific segments of the market, making each a solid investment option for the core portions of an investor portfolio. The list to the right shows all currently available Schwab ETFs.

Investors should carefully consider information contained in the prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabetfs.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab ETFs at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabetfs.com or the SEC’s website at http://www.sec.gov.

Schwab ETFs

U.S. ETFs
Schwab U.S. Broad Market ETFtm
Schwab U.S. Large-Cap ETFtm
Schwab U.S. Large-Cap Growth ETFtm
Schwab U.S. Large-Cap Value ETFtm
Schwab U.S. Mid-Cap ETFtm
Schwab U.S. Small-Cap ETFtm
Schwab U.S. REIT ETFtm

International ETFs
Schwab International Equity ETFtm
Schwab International Small-Cap Equity ETFtm
Schwab Emerging Markets Equity ETFtm

Fixed Income ETFs
Schwab U.S. Aggregate Bond ETFtm
Schwab Short-Term U.S. Treasury ETFtm
Schwab Intermediate-Term U.S. Treasury ETFtm
Schwab U.S. TIPS ETFtm

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105

Schwab ETFstm
1-800-435-4000

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2011 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.
MFR62961-00

Item 2: Code of Ethics.
Not applicable to this semi-annual report.
Item 3: Audit Committee Financial Expert.
Not applicable to this semi-annual report.
Item 4: Principal Accountant Fees and Services.
Not applicable to this semi-annual report.
Item 5: Audit Committee of Listed Registrants.
Not applicable to this semi-annual report.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Exhibits.
(a) (1) Code of ethics — not applicable to this semi-annual report.
(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.
(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant ) Schwab Strategic Trust- Fixed Income ETFs

By:	/S/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer
Date: August 10, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ Marie Chandoha Marie Chandoha
President and Chief Executive Officer
Date: August 10, 2011

By:	/s/ George Pereira George Pereira
Treasurer and Principal Financial Officer
Date: August 10, 2011